GENERAL	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1: -	GENERAL

a.
Innoviz Technologies Ltd. and its subsidiaries (the “Company” or “Innoviz”) is a Tier-1 direct supplier of high-performance, automotive-grade LiDAR sensor platforms and complementary solutions that are designed to bring enhanced vision and superior performance through safe autonomous driving and other perception-focused applications at a mass scale. The Company provides complete LiDAR based solutions for OEMs (original equipment manufacturers) and Tier-1 partners developing autonomous driving vehicles for the passenger car, robotaxi, shuttle, delivery vehicle and truck markets. The Company also leverages its automotive-grade LiDAR technology to offer solutions for non-automotive markets, including smart infrastructure, perimeter security, traffic management and robotics.

b.	The Company was incorporated on January 18, 2016, under the laws of the state of Israel.

c.
On December 10, 2020, the Company entered into definitive agreements in connection with a merger (the “Transactions”) with Collective Growth Corporation (“Collective Growth”), a special purpose acquisition company, that resulted in Collective Growth becoming a wholly owned subsidiary of the Company upon the consummation of the Transactions on April 5, 2021 (the “Closing Date”).

The Transactions were accounted for as a recapitalization in accordance with accounting principles generally accepted in the United States (“GAAP”).

The Company’s ordinary shares and warrants were listed on the Nasdaq Stock Market LLC under the trading symbols “INVZ” and “INVZW”, respectively, on April 5, 2021.

d.
As of December 31, 2025, the Company’s principal source of liquidity includes its cash and cash equivalents in the amount of $8,638, bank deposits in the amount of $54,010 and marketable securities in the amount of $9,466, which is sufficient to finance its business plan for at least the next 12 months from the date these consolidated financial statements are issued. As the Company achieves further commercial success, it may need to obtain additional funding to support its continuing operations. If the Company is unable to obtain capital when and if needed, it may need to reduce or eliminate some of its research and development programs.

e.
In October 2023, Israel was attacked by a terrorist organization and entered a state of war. In October 2025, the sides agreed to a ceasefire, although there is no assurance that this agreement will be upheld. On February 28, 2026, the United States and Israel launched a joint attack on Iran. Iran launched ballistic missiles and drones against targets in Israel and against U.S. military bases and other targets in several countries in the Persian Gulf. As of the date of these consolidated financial statements, the war is ongoing and continues to evolve. The intensity and duration of the war is difficult to predict, as such are the war’s economic implications of the conflict on the Company’s operational and financial performance. The Company considered the impact of the war and determined that there were no material adverse impacts on the consolidated financial statements, including related significant estimates made by management, for the period ended December 31, 2025.